Exhibit 99.1

World Omni Auto Receivables Trust 2022-C
Monthly Servicer Certificate
November 30, 2022

Dates Covered
Collections Period	11/01/22 - 11/30/22
Interest Accrual Period	11/15/22 - 12/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/22	901,018,173.69	40,469
Yield Supplement Overcollateralization Amount 10/31/22	89,816,574.15	0
Receivables Balance 10/31/22	990,834,747.84	40,469
Principal Payments	30,911,718.38	866
Defaulted Receivables	593,143.61	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/22	85,814,912.96	0
Pool Balance at 11/30/22	873,514,972.89	39,583

Pool Statistics	$ Amount	# of Accounts
Pool Factor	85.39%
Prepayment ABS Speed	1.42%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	7,543,699.34	272
Past Due 61-90 days	1,885,693.67	72
Past Due 91-120 days	399,032.06	12
Past Due 121+ days	0.00	0
Total	9,828,425.07	356

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.02%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.24%
Delinquency Trigger Occurred	NO

Recoveries	275,514.51
Aggregate Net Losses/(Gains) - November 2022	317,629.10
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.38%
Prior Net Losses/(Gains) Ratio	0.14%
Second Prior Net Losses/(Gains) Ratio	0.02%
Third Prior Net Losses/(Gains) Ratio	0.03%
Four Month Average	0.14%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.04%

Overcollateralization Target Amount	7,861,634.76
Actual Overcollateralization	7,861,634.76
Weighted Average Contract Rate	4.37%
Weighted Average Contract Rate, Yield Adjusted	8.80%
Weighted Average Remaining Term	57.31

Flow of Funds	$ Amount
Collections	34,753,386.45
Investment Earnings on Cash Accounts	29,549.66
Servicing Fee	(825,695.62)
Transfer to Collection Account	-
Available Funds	33,957,240.49

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,557,435.86
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	4,264,037.24
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,130,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,861,634.76
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,985,339.13

Total Distributions of Available Funds	33,957,240.49

Servicing Fee	825,695.62
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 11/15/22	892,909,010.13
Principal Paid	27,255,672.00
Note Balance @ 12/15/22	865,653,338.13

Class A-1
Note Balance @ 11/15/22	91,129,010.13
Principal Paid	27,255,672.00
Note Balance @ 12/15/22	63,873,338.13
Note Factor @ 12/15/22	30.4158753%

Class A-2
Note Balance @ 11/15/22	404,700,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	404,700,000.00
Note Factor @ 12/15/22	100.0000000%

Class A-3
Note Balance @ 11/15/22	252,900,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	252,900,000.00
Note Factor @ 12/15/22	100.0000000%

Class A-4
Note Balance @ 11/15/22	98,700,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	98,700,000.00
Note Factor @ 12/15/22	100.0000000%

Class B
Note Balance @ 11/15/22	30,350,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	30,350,000.00
Note Factor @ 12/15/22	100.0000000%

Class C
Note Balance @ 11/15/22	15,130,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	15,130,000.00
Note Factor @ 12/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,716,229.36
Total Principal Paid	27,255,672.00
Total Paid	29,971,901.36

Class A-1
Coupon	2.96900%
Interest Paid	225,468.36
Principal Paid	27,255,672.00
Total Paid to A-1 Holders	27,481,140.36

Class A-2
Coupon	3.73000%
Interest Paid	1,257,942.50
Principal Paid	0.00
Total Paid to A-2 Holders	1,257,942.50

Class A-3
Coupon	3.66000%
Interest Paid	771,345.00
Principal Paid	0.00
Total Paid to A-3 Holders	771,345.00

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.6846047
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.9383384
Total Distribution Amount	29.6229431

A-1 Interest Distribution Amount	1.0736589
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	129.7889143
Total A-1 Distribution Amount	130.8625732

A-2 Interest Distribution Amount	3.1083333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	3.1083333

A-3 Interest Distribution Amount	3.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.0500000

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	156.45
Noteholders' Third Priority Principal Distributable Amount	555.11
Noteholders' Principal Distributable Amount	288.44

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/22	5,058,901.50
Investment Earnings	14,816.04
Investment Earnings Paid	(14,816.04)
Deposit/(Withdrawal)	-
Balance as of 12/15/22	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,507,505.80	$7,478,880.61	$2,099,814.01
Number of Extensions	177	252	80
Ratio of extensions to Beginning of Period Receivables Balance	0.56%	0.73%	0.20%